UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013*

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 59.8%
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.66%, 2013	$597,654	$594,964

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.061%, 2013	$860,000	$863,508

Asset-Backed & Securitized - 4.3%
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019 (z)	$207,807	$204,794
ARI Fleet Lease Trust, “A”, FRN, 0.755%, 2020 (n)	1,026,859	1,029,696
ARI Fleet Lease Trust, “A”, FRN, 0.505%, 2021 (n)	1,037,029	1,037,300
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	237,462	239,266
Chesapeake Funding LLC, “A”, FRN, 1.955%, 2021 (z)	112,373	113,008
Chesapeake Funding LLC, “A”, FRN, 0.957%, 2023 (z)	1,057,000	1,062,246
CNH Equipment Trust, “A2”, 0.45%, 2016	990,000	989,992
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	253,722
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	9,554	9,555
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	990,000	989,933
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.555%, 2016	790,000	790,257
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.805%, 2015	634,000	635,643
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	387,904	388,441
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	740,000	753,021
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	1,290,000	1,290,903
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	320,000	321,000
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	423,285	424,812
Mercedes Benz Master Owner Trust, FRN, 0.475%, 2016 (n)	1,200,000	1,200,000
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	74,425	74,439
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	185,907	186,044
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	480,000	480,166
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	123,146	123,207
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	322,612	323,395
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	1,220,000	1,220,845
Smart Trust, “A2B”, FRN, 0.755%, 2014 (n)	475,664	476,478
Smart Trust, “A2B”, FRN, 0.535%, 2015 (n)	840,000	840,630
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	649,202	675,652

		$16,134,445
Automotive - 2.7%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$705,509
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	467,394
American Honda Finance Corp., 1%, 2015 (n)	810,000	814,170
American Honda Finance Corp., FRN, 0.53%, 2014 (n)	570,000	570,217
Daimler Finance North America LLC, FRN, 0.905%, 2015 (n)	1,200,000	1,199,566
Daimler Finance North America LLC, FRN, 1.635%, 2013 (n)	490,000	492,430
Daimler Finance North America LLC, FRN, 1.509%, 2013 (n)	560,000	562,900
Daimler Finance North America LLC, FRN, 0.92%, 2014 (n)	640,000	641,699
Ford Motor Credit Co. LLC, 4.207%, 2016	360,000	383,147
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	608,586
Hyundai Capital America, 1.625%, 2015 (n)	710,000	714,892
RCI Banque S.A., FRN, 2.175%, 2014 (n)	750,000	749,728
Toyota Motor Credit Corp., 3.2%, 2015	600,000	635,726
Volkswagen International Finance N.V., FRN, 1.06%, 2014 (n)	1,100,000	1,105,316
Volkswagen International Finance N.V., FRN, 0.911%, 2014 (n)	500,000	499,825

		$10,151,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - 2.4%
Australia & New Zealand Banking Group, FRN, 0.915%, 2015 (n)	$310,000	$310,792
Bank of Nova Scotia, 1.45%, 2013 (n)	620,000	623,162
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,033,800
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	750,000
Commonwealth Bank of Australia, 0.75%, 2016 (n)	840,000	837,564
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	702,240
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	1,000,000	993,900
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	723,870
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,111,304
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	400,660
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	789,675
Stadshypotek AB, FRN, 0.861%, 2013 (n)	800,000	802,493

		$9,079,460
Broadcasting - 0.4%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$406,386
Vivendi S.A., 2.4%, 2015 (n)	440,000	448,364
WPP Finance, 8%, 2014	750,000	825,723

		$1,680,473
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$750,000	$791,031
BlackRock, Inc., 1.375%, 2015	500,000	508,806
Franklin Resources, Inc., 1.375%, 2017	182,000	182,186

		$1,482,023
Cable TV - 0.4%
Comcast Corp., 5.3%, 2014	$600,000	$626,866
DIRECTV Holdings LLC, 4.75%, 2014	500,000	531,557
DIRECTV Holdings LLC, 2.4%, 2017	520,000	530,603

		$1,689,026
Chemicals - 0.4%
Dow Chemical Co., 7.6%, 2014	$279,000	$303,028
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	761,580
PPG Industries, Inc., 5.75%, 2013	621,000	624,570

		$1,689,178
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$732,212

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$499,339
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	503,000	523,573
General Electric Co., 0.85%, 2015	450,000	450,713
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	320,000	329,247
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	500,000	548,357
Pentair Finance S.A., 1.35%, 2015 (n)	650,000	649,225
United Technologies Corp., FRN, 0.81%, 2015	460,000	464,308

		$3,464,762
Consumer Products - 1.0%
Clorox Co., 5%, 2013	$670,000	$672,177
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	530,000	532,312
Mattel, Inc., 5.625%, 2013	410,000	412,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Mattel, Inc., 2.5%, 2016	$400,000	$416,653
Newell Rubbermaid, Inc., 2%, 2015	600,000	610,997
Newell Rubbermaid, Inc., 2.05%, 2017	426,000	426,346
Phillips Electronics N.V., 7.25%, 2013	600,000	619,626

		$3,690,346
Consumer Services - 0.5%
eBay, Inc., 1.35%, 2017	$507,000	$509,360
Experian Finance PLC, 2.375%, 2017 (n)	462,000	470,321
Western Union Co., 2.375%, 2015	330,000	335,332
Western Union Co., FRN, 0.89%, 2013	470,000	470,209

		$1,785,222
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$628,525

Electronics - 0.8%
Applied Materials, Inc., 2.65%, 2016	$750,000	$789,421
Broadcom Corp., 1.5%, 2013	600,000	605,042
Intel Corp., 1.35%, 2017	1,052,000	1,048,448
Tyco Electronics Group S.A., 1.6%, 2015	500,000	506,804

		$2,949,715
Emerging Market Quasi-Sovereign - 0.9%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$104,030
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	612,613
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	219,223
Korea Development Bank, 1%, 2016	710,000	705,261
Korea Gas Corp., 2.25%, 2017 (n)	440,000	445,210
Petrobras International Finance Co., 3.875%, 2016	735,000	769,774
Rosneft, 3.149%, 2017 (z)	394,000	394,493

		$3,250,604
Emerging Market Sovereign - 0.4%
Russian Federation, 3.25%, 2017 (n)	$800,000	$848,000
State of Qatar, 5.15%, 2014 (n)	600,000	628,800

		$1,476,800
Energy - Independent - 0.5%
Encana Corp., 5.9%, 2017	$585,000	$691,668
Encana Holdings Finance Corp., 5.8%, 2014	550,000	582,908
Hess Corp., 7%, 2014	503,000	533,073

		$1,807,649
Energy - Integrated - 1.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$570,000	$606,867
BP Capital Markets PLC, 3.125%, 2015	600,000	635,600
BP Capital Markets PLC, 0.7%, 2015	650,000	648,939
Cenovus Energy, Inc., 4.5%, 2014	500,000	529,303
Chevron Corp., 1.104%, 2017	567,000	566,785
Husky Energy, Inc., 5.9%, 2014	600,000	641,930
Petro-Canada Financial Partnership, 5%, 2014	580,000	621,838
Shell International Finance B.V., 1.125%, 2017	550,000	548,752
Total Capital Canada Ltd., 0.683%, 2016	160,000	160,599
Total Capital International S.A., 1.5%, 2017	600,000	606,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
TOTAL S.A., 3%, 2015	$520,000	$547,685

		$6,115,079
Entertainment - 0.4%
Viacom, Inc., 1.25%, 2015	$800,000	$807,179
Walt Disney Co., 0.45%, 2015	800,000	797,092

		$1,604,271
Financial Institutions - 1.0%
General Electric Capital Corp., 1.875%, 2013	$540,000	$545,229
General Electric Capital Corp., 2.15%, 2015	1,000,000	1,027,909
General Electric Capital Corp., 0.91%, 2015	410,000	411,159
General Electric Capital Corp., 0.905%, 2016	580,000	581,687
General Electric Capital Corp., FRN, 1.155%, 2014	300,000	302,432
LeasePlan Corp. N.V., 3%, 2017 (n)	540,000	545,724
NYSE Euronext, 2%, 2017	486,000	496,202

		$3,910,342
Food & Beverages - 4.0%
Anheuser-Busch InBev S.A., 3.625%, 2015	$200,000	$212,806
Anheuser-Busch InBev S.A., 0.8%, 2016	520,000	519,486
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	893,179
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	718,250
Campbell Soup Co., FRN, 0.612%, 2014	730,000	732,383
Coca Cola Co., 0.75%, 2013	700,000	702,281
Conagra Foods, Inc., 5.875%, 2014	600,000	635,300
Conagra Foods, Inc., 1.3%, 2016	530,000	531,481
Diageo Capital PLC, 7.375%, 2014	430,000	457,214
Diageo Capital PLC, 1.5%, 2017	850,000	856,958
General Mills, Inc. , 0.597%, 2016	430,000	430,384
General Mills, Inc., 5.25%, 2013	600,000	615,099
General Mills, Inc., 5.2%, 2015	200,000	219,053
H.J. Heinz Co., 5.35%, 2013	600,000	612,920
Heineken N.V., 0.8%, 2015 (n)	440,000	440,461
Ingredion, Inc., 3.2%, 2015	170,000	178,131
Ingredion, Inc., 1.8%, 2017	314,000	313,136
Kellogg Co., 4.45%, 2016	320,000	353,035
Kraft Foods Group, Inc. , 1.625%, 2015	920,000	935,345
Miller Brewing Co., 5.5%, 2013 (n)	600,000	615,814
Molson Coors Brewing Co., 2%, 2017	960,000	977,965
PepsiAmericas, Inc., 4.375%, 2014	700,000	727,329
PepsiCo, Inc., 2.5%, 2016	970,000	1,018,391
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	835,625
SABMiller Holdings, Inc., 1.85%, 2015 (n)	420,000	427,510

		$14,959,536
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$600,000	$634,354
Walgreen Co., 1%, 2015	650,000	650,363

		$1,284,717
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017	$580,000	$589,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - 0.1%
Cornell University, 4.35%, 2014	$465,000	$482,481

Insurance - 1.7%
Aflac, Inc., 3.45%, 2015	$700,000	$744,692
American International Group, Inc., 3.65%, 2014	280,000	287,834
American International Group, Inc., 3%, 2015	730,000	758,108
Lincoln National Corp., 4.3%, 2015	250,000	269,567
MassMutual Global Funding, FRN, 0.81%, 2013 (n)	600,000	601,996
MetLife Institutional Funding II LLC, FRN, 0.675%, 2015 (n)	480,000	480,559
MetLife, Inc., 1.756%, 2017	178,000	178,530
MetLife, Inc., FRN, 1.562%, 2013	1,390,000	1,398,444
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,470,632

		$6,190,362
Insurance - Health - 0.6%
Aetna, Inc., 1.5%, 2017	$100,000	$99,806
UnitedHealth Group, Inc., 4.875%, 2013	880,000	881,046
UnitedHealth Group, Inc., 4.875%, 2013	479,000	482,198
WellPoint, Inc., 5%, 2014	740,000	796,435
Wellpoint, Inc., 1.25%, 2015	20,000	20,147

		$2,279,632
Insurance - Property & Casualty - 0.8%
ACE Ltd., 2.6%, 2015	$550,000	$577,981
Aon Corp., 3.5%, 2015	600,000	630,765
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	856,226
Berkshire Hathaway, Inc., FRN, 1.01%, 2014	870,000	878,385

		$2,943,357
International Market Quasi-Sovereign - 4.0%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$317,802
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,250,290
Dexia Credit Local, NY, 2%, 2013 (n)	500,000	500,490
Electricite de France PLC, 5.5%, 2014 (n)	750,000	784,301
Finance for Danish Industry A.S., FRN, 0.679%, 2013 (n)	1,500,000	1,501,545
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,298,198
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,105,060
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,293,588
Kommunalbanken A.S., 1.75%, 2015 (n)	1,200,000	1,235,880
Kommunalbanken A.S., 1%, 2018 (n)	330,000	326,382
Kommunalbanken A.S., FRN, 0.43%, 2016 (n)	160,000	159,817
Kommunalbanken AS, 1%, 2014 (n)	300,000	302,592
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,101,408
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	708,134
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,451,352
Statoil A.S.A., 2.9%, 2014	700,000	727,703
Statoil A.S.A., 1.8%, 2016	350,000	360,492
Vestjysk Bank A/S, FRN, 0.858%, 2013 (n)	350,000	350,676

		$14,775,710
International Market Sovereign - 0.6%
Republic of Finland, 1.25%, 2015 (n)	$1,300,000	$1,326,520
Republic of Iceland, 4.875%, 2016 (n)	1,037,000	1,108,553

		$2,435,073

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.6%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,079,100
Province of Ontario, 1.1%, 2017	1,110,000	1,105,227

		$2,184,327
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$576,546

Major Banks - 5.0%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$1,000,000	$999,120
ABN AMRO Bank N.V., FRN, 2.071%, 2014 (n)	800,000	810,192
ANZ National (International) Ltd., FRN, 1.309%, 2013 (n)	870,000	877,020
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	703,163
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	629,340
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	790,734
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	326,687
HSBC USA, Inc., 2.375%, 2015	350,000	360,964
HSBC USA, Inc., 1.625%, 2018	170,000	169,781
ING Bank N.V., 3.75%, 2017 (n)	424,000	453,022
ING Bank N.V., FRN, 1.358%, 2013 (n)	470,000	470,397
ING Bank N.V., FRN, 1.623%, 2013 (n)	750,000	755,711
ING Bank N.V., FRN, 1.95%, 2015 (n)	560,000	569,484
KeyCorp, 3.75%, 2015	650,000	694,915
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,179,267
National Australia Bank Ltd., 2%, 2015	770,000	788,827
PNC Bank N.A., FRN, 0.61%, 2016	560,000	561,161
Royal Bank of Scotland PLC, 2.55%, 2015	1,050,000	1,082,588
Royal Bank of Scotland PLC, FRN, 2.731%, 2013	600,000	605,549
Santander International Debt S.A., 2.991%, 2013 (n)	400,000	402,572
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	443,243
Standard Chartered PLC, FRN, 1.26%, 2014 (n)	350,000	351,026
State Street Bank & Trust Co., FRN, 0.51%, 2015	678,000	671,346
Sumitomo Mitsui Banking Corp., 1.35%, 2015	740,000	748,781
Wells Fargo & Co., 3.75%, 2014	750,000	790,006
Wells Fargo & Co., 1.25%, 2015	840,000	848,244
Westpac Banking Corp., 0.95%, 2016	1,180,000	1,180,544
Westpac Banking Corp., 2%, 2017	400,000	409,389

		$18,673,073
Medical & Health Technology & Services - 1.4%
Baxter International, Inc., 1.85%, 2017	$390,000	$399,403
Becton, Dickinson & Co., 1.75%, 2016	300,000	308,009
Catholic Health Initiatives, 1.6%, 2017	400,000	402,517
Covidien International Finance S.A., 1.875%, 2013	330,000	331,813
Covidien International Finance S.A., 1.35%, 2015	650,000	659,089
Express Scripts Holding Co., 2.1%, 2015	1,100,000	1,123,907
McKesson Corp., 0.95%, 2015	740,000	741,857
McKesson Corp., 3.25%, 2016	470,000	502,003
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	867,310

		$5,335,908
Metals & Mining - 0.7%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$604,080
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	580,000	584,244
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	1,530,000	1,598,845

		$2,787,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 3.2%
Fannie Mae, 5.05%, 2016	$1,562,982	$1,704,884
Fannie Mae, 2.5%, 2018	750,000	775,078
Fannie Mae, 5.152%, 2016	550,186	610,694
Fannie Mae, 1.114%, 2017	870,000	875,574
Fannie Mae, 4.5%, 2024	1,905,223	2,047,221
Fannie Mae, 4%, 2025	176,554	192,665
Fannie Mae, 4.5%, 2025	773,154	833,073
Freddie Mac, 1.655%, 2016	228,564	234,453
Freddie Mac, 4%, 2025	1,052,429	1,113,930
Freddie Mac, 3.5%, 2026	1,353,539	1,425,076
Freddie Mac, TBA, 2.5%, 2013	2,042,000	2,105,813

		$11,918,461
Natural Gas - Distribution - 0.2%
GDF Suez, 1.625%, 2017 (n)	$740,000	$736,256

Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$556,555
Enterprise Products Operating LP, 3.7%, 2015	500,000	529,958
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	621,724

		$1,708,237
Network & Telecom - 1.3%
AT&T, Inc., 0.8%, 2015	$1,430,000	$1,429,600
AT&T, Inc., 2.4%, 2016	160,000	166,872
BellSouth Corp., 5.2%, 2014	150,000	160,643
France Telecom, 2.125%, 2015	700,000	719,349
Telecom Italia Capital, 5.25%, 2013	700,000	720,029
Verizon Communications, Inc., 5.25%, 2013	700,000	706,653
Verizon Communications, Inc., 0.7%, 2015	970,000	969,736

		$4,872,882
Oil Services - 0.4%
Noble Corp., 5.875%, 2013	$780,000	$791,404
Noble Corp., 3.45%, 2015	260,000	273,581
Transocean, Inc., 2.5%, 2017	292,000	292,997

		$1,357,982
Oils - 0.1%
Phillips 66, 1.95%, 2015	$350,000	$356,983

Other Banks & Diversified Financials - 2.7%
American Express Centurion Bank, 5.5%, 2013	$600,000	$606,023
American Express Centurion Bank, FRN, 0.76%, 2015	500,000	500,687
American Express Credit Corp., 2.8%, 2016	420,000	443,685
American Express Credit Corp., FRN, 1.41%, 2015	50,000	50,931
BB&T Corp., 2.05%, 2014	500,000	508,623
BB&T Corp., 1.45%, 2018	521,000	518,722
BBVA Senior Finance S.A. Unipersonal, FRN, 2.435%, 2014	400,000	400,808
Capital One Financial Corp., 2.15%, 2015	750,000	765,278
Capital One Financial Corp., FRN, 1.454%, 2014	580,000	585,854
Capital One Financial Corp., FRN, 0.952%, 2015	320,000	320,696
Danske Bank A/S, 3.75%, 2015 (n)	690,000	720,698
Intesa Sanpaolo S.p.A., 3.125%, 2016	640,000	635,207
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	280,000	281,892

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	$1,000,000	$1,063,157
Nordea Bank AB, 1.75%, 2013 (n)	700,000	705,688
SunTrust Banks, Inc., 3.5%, 2017	598,000	638,750
Svenska Handelsbanken AB, 2.875%, 2017	566,000	597,247
Swedbank AB, 2.125%, 2017 (n)	585,000	595,223
Union Bank, 3%, 2016	280,000	295,451

		$10,234,620
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$616,419

Pharmaceuticals - 1.0%
AbbVie, Inc., FRN, 1.071%, 2015 (n)	$730,000	$741,170
Amgen, Inc., 2.3%, 2016	440,000	457,907
Celgene Corp., 2.45%, 2015	532,000	552,020
Roche Holding, Inc., 5%, 2014 (n)	254,000	265,844
Sanofi, 1.2%, 2014	170,000	172,069
Sanofi, FRN, 0.62%, 2014	500,000	501,639
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	172,272
Teva Pharmaceutical Finance III, FRN, 1.211%, 2013	600,000	603,463
Watson Pharmaceuticals, Inc., 1.875%, 2017	330,000	331,215

		$3,797,599
Printing & Publishing - 0.3%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,070,090

Real Estate - 0.9%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,033,004
HCP, Inc., REIT, 2.7%, 2014	810,000	824,805
Health Care REIT, Inc., 2.25%, 2018	264,000	265,101
Mack-Cali Realty LP, 2.5%, 2017	330,000	332,934
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	470,322
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	302,000	298,946

		$3,225,112
Retailers - 0.6%
AutoZone, Inc., 6.5%, 2014	$655,000	$691,273
Home Depot, Inc., 5.25%, 2013	660,000	687,810
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	403,943
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	314,959

		$2,097,985
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc., 2%, 2016	$174,000	$180,236
Airgas, Inc., 2.95%, 2016	700,000	741,324
Ecolab, Inc., 2.375%, 2014	380,000	390,988
Ecolab, Inc., 1%, 2015	430,000	432,134

		$1,744,682
Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$528,083

Supermarkets - 0.4%
Kroger Co., 5%, 2013	$200,000	$201,769
Tesco PLC, 2%, 2014 (n)	540,000	551,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - continued
Woolworths Ltd., 2.55%, 2015 (n)	$600,000	$622,525

		$1,376,161
Supranational - 0.4%
Council of Europe, 4.5%, 2014	$200,000	$211,252
European Investment Bank, 1.25%, 2013	1,170,000	1,176,669

		$1,387,921
Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$270,879
Crown Castle Towers LLC, 4.523%, 2015 (n)	440,000	467,999
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	324,273
Vodafone Group PLC, 4.15%, 2014	630,000	659,263

		$1,722,414
Tobacco - 0.7%
Altria Group, Inc., 8.5%, 2013	$500,000	$530,280
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	527,689
B.A.T. International Finance PLC, 1.4%, 2015 (n)	620,000	626,996
Lorillard Tobacco Co., 3.5%, 2016	370,000	391,821
Reynolds American, Inc., 1.05%, 2015	430,000	429,733

		$2,506,519
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$660,000	$665,769
ERAC USA Finance Co., 2.25%, 2014 (n)	250,000	253,377
ERAC USA Finance Co., 1.4%, 2016 (n)	330,000	331,605
ERAC USA Finance Co., 2.75%, 2017 (n)	302,000	313,536

		$1,564,287
U.S. Government Agencies and Equivalents - 1.1%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,403,438
National Credit Union Administration, 1.4%, 2015	1,500,000	1,534,650
Small Business Administration, 2.25%, 2021	1,035,892	1,072,664

		$4,010,752
U.S. Treasury Obligations - 1.4%
U.S. Treasury Notes, 2.75%, 2013 (f)	$5,000,000	$5,096,485

Utilities - Electric Power - 2.9%
American Electric Power Co., Inc., 1.65%, 2017	$398,000	$397,774
Dominion Resources, Inc., 1.95%, 2016	880,000	907,233
DTE Energy Co., FRN, 1.01%, 2013	720,000	721,013
Duke Energy Corp., 6.3%, 2014	846,000	891,549
Duke Energy Corp., 1.625%, 2017	209,000	209,118
Exelon Generation Co. LLC, 5.35%, 2014	600,000	625,737
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	578,118
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,020,000	1,030,720
Northeast Utilities, FRN, 1.059%, 2013	1,300,000	1,305,651
PG&E Corp., 5.75%, 2014	600,000	633,656
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,240,000	1,306,156
PSEG Power LLC, 2.75%, 2016	360,000	375,705
Southern Co., 2.375%, 2015	1,000,000	1,040,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Virginia Electric and Power Co., 1.2%, 2018	$700,000	$697,590

		$10,720,370
Total Bonds		$222,927,485

Commodity Linked Structured Notes (n)(x) - 34.5%
Bank of America Corp. - DJUBSPR3 Linked, FRN, 0.17%, 2014	$3,000,000	$2,708,434
Bank of America Corp. - DJUBSTR Linked, FRN, 0.205%, 2014	2,500,000	2,740,018
Bank of America Corp. - DJUBSF3 Linked, FRN, 0.202%, 2014	3,500,000	3,563,663
Bank of America Corp., DJUBSGR3 Linked, FRN, 0.17%, 2014	9,000,000	8,256,634
Barclays Bank PLC - DJUBEN3T Linked, FRN, 0.09%, 2013	2,000,000	2,565,742
Barclays Bank PLC - DJUBSOTR Linked, FRN, 0.09%, 2013	2,100,000	1,895,388
Barclays Bank PLC. - DJUBSIN3 Linked, FRN, 0.09%, 2013	4,500,000	5,480,384
Citigroup Funding, Inc. - DJUBPRTR Linked, FRN, 0%, 2013	11,200,000	12,833,165
Credit Suisse Group AG - DJUBSGR Linked, FRN, 0.055%, 2014	4,000,000	3,668,822
Credit Suisse Group AG - DJUBSTR Linked, FRN, 0.527%, 2014	13,500,000	13,727,073
Deutsche Bank AG London - DJUBSTR Linked, FRN, 0.008%, 2013	8,000,000	7,751,269
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0%, 2013	3,200,000	3,696,955
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.012%, 2013	3,500,000	3,471,670
Goldman Sachs Group, Inc. - DJUBSF3T Linked, FRN, 0%, 2013	6,500,000	6,994,708
JPMorgan - DJUBEN3T Linked, FRN, 0.304%, 2013	6,000,000	8,223,493
JPMorgan - DJUBSF2T Linked, FRN, 0.31%, 2013	6,700,000	6,083,253
JPMorgan Chase Bank N.A. - DJUBSOTR Linked, FRN, 0.102%, 2014	2,000,000	2,043,277
Morgan Stanley - DJUBGR3T Linked, FRN, 0.15%, 2013	4,700,000	6,942,273
Morgan Stanley - DJUBSF3T Linked, FRN, 0.15%, 2013	2,500,000	2,577,648
Morgan Stanley - DJUBSIN Linked, FRN, 0.15%, 2014	4,000,000	4,233,023
Morgan Stanley - DJUBSTR Linked, FRN, 0.15%, 2013	2,700,000	2,345,654
UBS AG - DJUBENTR Linked, FRN, 0.208%, 2013	5,800,000	8,342,164
UBS AG - DJUBGRTR Linked, FRN, 0.055%, 2014	2,500,000	2,944,524
UBS AG - DJUBIN3T Linked, FRN, 0.11%, 2013	1,500,000	1,679,694
UBS AG DJUBSF2T Linked, FRN, 0.052%, 2014	4,000,000	4,073,851
Total Commodity Linked Structured Notes		$128,842,779

Money Market Funds - 6.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	24,919,969	$24,919,969
Total Investments		$376,690,233

Other Assets, Less Liabilities - (1.0)%		(3,786,513)
Net Assets - 100.0%		$372,903,720

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,609,505 representing 49.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019	5/11/11	$193,517	$204,794
Chesapeake Funding LLC, “A”, FRN, 1.955%, 2021	8/9/12	113,492	113,008
Chesapeake Funding LLC, “A”, FRN, 0.957%, 2023	5/10/12	1,057,000	1,062,246
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,974	253,722
Rosneft, 3.149%, 2017	9/29/12	394,000	394,493
Total Restricted Securities			$2,028,263
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGR3T	Dow Jones-UBS Grains Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on corn, soybeans and wheat.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBIN3T	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3	Dow Jones-UBS Commodity Index 3 Month Forward, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSF3T	Dow Jones-UBS Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSGR	Dow Jones-UBS Grains Sub-Index, is composed of futures contracts on corn, soybeans and wheat. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSGR3	Dow Jones-UBS Grains Sub-Index 3 Month Forward, is composed of longer-dated futures contracts on corn, soybeans and wheat. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSIN	Dow Jones-UBS Industrial Metals Sub-Index, is composed of futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSIN3	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward, is composed longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSPR3	Dow Jones-UBS Precious Metals Sub-Index 3 Month Forward, is composed longer-dated futures contracts on gold and silver. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/13

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	95	$11,754,766	March - 2013	$64,980

At January 31, 2013 the fund had liquid securities with an aggregate value of $57,065 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,107,237	$—	$9,107,237
Non-U.S. Sovereign Debt	—	23,326,105	—	23,326,105
U.S. Corporate Bonds	—	94,585,902	—	94,585,902
Residential Mortgage-Backed Securities	—	11,918,461	—	11,918,461
Commercial Mortgage-Backed Securities	—	675,652	—	675,652
Asset-Backed Securities (including CDOs)	—	15,458,803	—	15,458,803
Foreign Bonds	—	67,855,325	—	67,855,325
Commodity Linked Structured Notes	—	128,842,779	—	128,842,779
Mutual Funds	24,919,969	—	—	24,919,969
Total Investments	$24,919,969	$351,770,264	$—	$376,690,233

Other Financial Instruments
Futures Contracts	$64,980	$—	$—	$64,980

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal

Supplemental Information (unaudited) – continued

adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$366,171,563
Gross unrealized appreciation	15,625,717
Gross unrealized depreciation	(5,107,047)
Net unrealized appreciation (depreciation)	$10,518,670

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,843,947	119,652,028	(120,576,006)	24,919,969

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,889	$24,919,969

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.